U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.



1.       Name and address of issuer:

                  New England Cash Management Trust
                  399 Boylston Street
                  Boston,  MA   02116


2.       Name of each series or class of funds for which this notice is filed:

                  Money Market Series - Class A and Class B shares U.S. Government Series - Class A and Class B shares


3.       Investment Company Act File Number: 811-2819

         Securities Act File Number:  2-68348


4.       Last day of fiscal year for which this notice is filed:

                  June 30, 1997


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
         issuer's 24f-2 declaration:  [    ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):



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7.       Number and amount of  securities  of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  292,152,393 shares; $292,152,393


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  75,993,704 shares; $75,993,704*

         * Erroneously entered as $110,078,279 in the Calculation of Registration Fee on the facing sheet of Post-Effective Amendment No. 31 to the issuer's Registration Statement on Form N-1A, filed on August 22, 1996.


9. Number and aggregate sale price of securities sold during the fiscal year:

                  1,361,518,483 shares; $1,361,518,483


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  1,329,891,136 shares; $1,329,891,136*

         *Calculated as follows:

           Number of shares sold during the fiscal year (Item 9):  1,361,518,483

           Less:  Number of shares registered other than
                  pursuant to rule 24f-2 ("24e-2 shares")
                  and sold during the fiscal year:                    31,627,347
                                                                 ---------------
                                                                   1,329,891,136

         Calculation of number of 24e-2 shares remaining unsold at the end of the fiscal year:

                  Number of 24e-2 shares remaining unsold at
                  beginning of fiscal year (Item 7):                 292,152,393


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                  Number of 24e-2 shares registered during the
                  fiscal year (Item 8):                               75,993,704
                                                                      ----------
                  Total:                                             368,146,097

                  Less:    Number of 24e-2 shares sold during
                           the fiscal year (see above):               31,627,347
                                                                      ----------
                  Number of 24e-2 shares remaining unsold at
                  the end of the fiscal year:                        336,518,750


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                  33,109,859 shares; $33,109,859


12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year in reliance on rule 24f-2 (from
                  Item 10):                                     $  1,329,891,136

         (ii)     Aggregate price of shares issued in connection
                  with dividend reinvestment plans (from Item
                  11, if applicable):                           +     33,109,859

         (iii)    Aggregate price of shares redeemed or
                  repurchased during the fiscal year (if
                  applicable):                                  -  1,363,000,995

         (iv)     Aggregate price of shares redeemed or
                  repurchased and previously applied as a
                  reduction to filing fees pursuant to rule
                  24e-2 (if applicable):                        +
                                                                ----------------

         (v)      Net aggregate  price of securities  sold
                  and issued during the fiscal year in
                  reliance  on rule 24f-2  [line (i),
                  plus line (ii), less line
                  (iii), plus line (iv)] (if applicable):       $          0


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         (vi)     Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable
                  law or regulation (see Instruction C.6):       x 1/3300
                                                                 ---------------

         (vii)    Fee due [line (i) or line (v) multiplied by
                  line (vi)]:                                    $          0


INSTRUCTION:      Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed withing 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section a of the Commission's Rules of
         Informal and Other Procedures (17 CFR 202.3a).                     [  ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                  N/A


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                       By:    (Signature and Title)*
                                              /s/ Robert E. O'Hare
                                              ----------------------------------
                                              Robert E. O'Hare
                                              Assistant Secretary

Date    August 19, 1997


*Please print the name and title of the signing officer below the signature.

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